Employee Benefits - Summary of Number of Awards and Movements for all Share Plans (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Employee plans [member] | WEP [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Opening balance	5,649,783	5,618,603
Granted during the year	3,017,366	2,507,167
Vested during the year	(1,498,065)	(1,999,676)
Forfeited during the year	(539,403)	(476,311)
Ending balance	6,629,681	5,649,783
Fair value of awards granted during the year | $	$ 49	$ 39
Employee plans [member] | SWEP [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Opening balance	0
Granted during the year	3,046,963
Vested during the year	(38,146)
Forfeited during the year	(124,741)
Ending balance	2,884,076	0
Fair value of awards granted during the year | $	$ 60
Executive plans [member] | STA [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Opening balance	994,436	975,295
Granted during the year	495,800	353,412
Vested during the year	(450,609)	(307,402)
Forfeited during the year	(46,430)	(26,869)
Ending balance	993,197	994,436
Fair value of awards granted during the year | $	$ 9	$ 7
Executive plans [member] | LTA [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Opening balance	2,379,220	2,798,305
Granted during the year	764,171	553,849
Vested during the year	(191,736)	(322,746)
Forfeited during the year	(397,233)	(650,188)
Ending balance	2,554,422	2,379,220
Fair value of awards granted during the year | $	$ 13	$ 9